Schedule of investments
Nomura Global Bond Fund
June 30, 2026 (Unaudited)
	Principal amount°	Value (US $)
Agency Mortgage-Backed Securities—12.20%
Fannie Mae S.F. 15 yr 2.50% 7/1/36	1,247,315	$ 1,167,619
Fannie Mae S.F. 30 yr
2.00% 4/1/51	6,571,188	5,302,511
2.00% 7/1/51	438,765	353,744
2.00% 9/1/51	2,800,141	2,249,749
2.50% 3/1/51	3,344,864	2,822,334
2.50% 2/1/52	2,146,197	1,794,922
2.50% 3/1/52	2,849,784	2,394,850
3.00% 5/1/51	2,169,929	1,893,417
3.00% 7/1/52	902,350	787,344
3.50% 7/1/47	2,511,943	2,345,923
4.00% 9/1/52	1,105,277	1,035,947
5.00% 2/1/53	394,543	390,522
5.50% 9/1/54	329,308	331,109
5.50% 2/1/55	2,066,379	2,075,087
5.50% 9/1/55	373,105	374,519
6.00% 9/1/53	2,838,991	2,908,432
6.50% 3/1/55	1,046,292	1,082,705

Freddie Mac S.F. 15 yr 2.00% 8/1/36	2,100,293	1,914,969
Freddie Mac S.F. 30 yr
3.00% 12/1/46	1,216,628	1,084,131
4.00% 8/1/52	978,214	919,012
4.50% 10/1/52	1,662,278	1,605,724
5.00% 6/1/53	1,597,012	1,578,251
GNMA II S.F. 30 yr
2.00% 10/20/50	1,905,248	1,566,218
2.50% 7/20/51	2,312,129	1,977,379
3.00% 4/20/52	1,775,053	1,577,263
3.50% 9/20/55	1,380,655	1,240,549
4.50% 11/20/55	1,295,121	1,244,694
5.00% 12/20/54	1,196,032	1,181,832
5.50% 2/20/55	1,145,482	1,152,098
6.00% 3/20/55	975,355	998,235
Total Agency Mortgage-Backed Securities (cost $47,917,006)		47,351,089

Corporate Bonds — 36.72%Δ
Australia — 0.07%
Fortescue Treasury 144A 6.125% 4/15/32 #	255,000	262,335
		262,335
Brazil — 0.21%
LD Celulose International 144A 7.95% 1/26/32 #	400,000	418,727
Nova Securitisation 144A 6.50% 2/3/36 #	435,000	409,393
		828,120
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Canada — 0.69%
Brookfield Asset Management 4.653% 11/15/30		615,000	$ 607,164
Brookfield Finance 5.33% 1/15/36		370,000	364,163
Enbridge 5.55% 6/20/35		475,000	483,276
Gildan Activewear 144A 4.70% 10/7/30 #		695,000	682,221
Rogers Communications 7.125% 4/15/55 μ		530,000	544,770
			2,681,594
Chile — 0.05%
Colbun 144A 5.375% 9/11/35 #		200,000	198,053
			198,053
El Salvador — 0.13%
Comision Ejecutiva Hidroelectrica del Rio Lempa 144A 8.65% 1/24/33 #		490,000	518,234
			518,234
France — 0.74%
BPCE
2.25% 3/2/32 μ, ■	EUR	500,000	567,788
3.50% 1/25/28 ■	EUR	1,000,000	1,152,455
144A 6.347% 1/13/47 #, μ		310,000	304,739
Orange 144A 5.00% 1/13/36 #		880,000	859,975
			2,884,957
Georgia — 0.17%
Bank of Georgia JSC 144A 6.50% 6/3/31 #		656,000	653,377
			653,377
Germany — 1.06%
Deutsche Bank
4.00% 6/24/32 μ, ■	EUR	1,400,000	1,606,516
5.297% 5/9/31 μ		440,000	444,702
6.819% 11/20/29 μ		440,000	460,322
7.146% 7/13/27 μ		360,000	360,297
7.375% 10/30/31 μ, ψ, ■	EUR	1,000,000	1,242,577
			4,114,414
Guatemala — 0.06%
Mobiliare Latam 144A 6.75% 11/10/32 #		215,000	215,301
			215,301
NQ- IV054 [0626] 0826 (5831246)    1

Schedule of investments
Nomura Global Bond Fund
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
India — 0.16%
Clean Renewable Power Mauritius 4.25% 3/25/27 ■	206,535	$ 204,051
JSW Hydro Energy 4.125% 5/18/31 ■	444,440	412,161
		616,212
Ireland — 0.87%
AerCap Ireland Capital DAC
3.00% 10/29/28	1,115,000	1,073,479
4.75% 1/15/33	345,000	337,034
5.10% 1/19/29	555,000	560,292
Avolon Holdings Funding
144A 4.85% 4/1/33 #	480,000	464,778
144A 4.95% 1/15/28 #	380,000	380,978
SMBC Aviation Capital Finance DAC 144A 5.25% 11/26/35 #	555,000	546,124
		3,362,685
Jamaica — 0.16%
Kingston Airport Revenue Finance 144A 6.75% 12/15/36 #	629,349	638,789
		638,789
Japan — 0.56%
Mitsubishi UFJ Financial Group 4.847% 4/21/32 μ	310,000	308,610
SoftBank
144A 4.699% 7/9/30 #	850,000	840,333
144A 5.332% 7/9/35 #	1,025,000	1,012,800
		2,161,743
Madagascar — 0.10%
Axian Telecom Holding & Management 144A 7.25% 7/11/30 #	400,000	404,171
		404,171
Mexico — 0.41%
Banco Nacional de Mexico 144A 6.697% 8/7/36 #, μ	435,000	428,975
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico 144A 5.875% 9/13/34 #, μ	425,000	418,591
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Mexico (continued)
Esentia Energy Development
144A 6.125% 7/30/33 #		220,000	$ 219,626
144A 6.50% 7/30/38 #		220,000	216,326
FIBRA Prologis 144A 5.50% 11/26/35 #		300,000	291,525
			1,575,043
Netherlands — 0.24%
ING Groep 4.875% 11/14/27 μ, ■	EUR	800,000	921,504
			921,504
Nigeria — 0.11%
IHS Holding 144A 8.25% 11/29/31 #		415,000	434,183
			434,183
Pakistan — 0.08%
Veon Midco 144A 7.45% 6/1/33 #		325,000	324,443
			324,443
Panama — 0.09%
Generadora de Gatun 144A 6.874% 9/30/44 #		325,000	335,900
			335,900
Peru — 0.05%
Marcobre SAC 144A 5.75% 1/22/36 #		215,000	213,011
			213,011
Saudi Arabia — 0.16%
Al Rajhi Sukuk 5.651% 3/16/36 μ, ■		620,000	618,259
			618,259
South Africa — 0.39%
Anglo American Capital 144A 5.25% 3/19/36 #		1,310,000	1,296,854
Bidvest Group UK 144A 6.20% 9/17/32 #		200,000	202,215
			1,499,069
Spain — 0.86%
Banco Santander
3.50% 1/9/28 μ, ■	EUR	1,000,000	1,147,138
4.625% 10/18/27 μ, ■	EUR	1,400,000	1,609,027
4.867% 4/15/31		600,000	596,751
			3,352,916

2    NQ- IV054 [0626] 0826 (5831246)

		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
Switzerland — 1.83%
UBS Group
0.65% 1/14/28 μ, ■	EUR	2,660,000	$ 3,005,105
4.375% 1/11/31 μ, ■	EUR	2,000,000	2,362,711
144A 4.398% 9/23/31 #, μ		275,000	269,570
144A 4.751% 5/12/28 #, μ		800,000	801,731
144A 5.58% 5/9/36 #, μ		340,000	346,302
144A 7.00% 2/10/30 #, μ, ψ		315,000	321,586
			7,107,005
Taiwan — 0.06%
Nanshan Life Pte 5.875% 3/17/41 μ, ■		220,000	215,397
			215,397
Tanzania — 0.06%
HTA Group 144A 6.75% 4/1/31 #		215,000	217,779
			217,779
Türkiye — 0.41%
Akbank TAS 144A 7.95% 2/19/31 #, μ, ψ		405,000	391,720
Turkcell Iletisim Hizmetleri 144A 7.45% 1/24/30 #		350,000	359,466
Turkiye Garanti Bankasi 144A 8.375% 2/28/34 #, μ		400,000	409,414
Yapi ve Kredi Bankasi 144A 7.55% 6/11/36 #, μ		430,000	424,168
			1,584,768
Ukraine — 0.07%
MHP Lux 144A 10.50% 7/28/29 #		280,000	291,986
			291,986
United Arab Emirates — 0.11%
National Central Cooling PJSC 5.279% 3/5/30 ■		410,000	415,165
			415,165
United Kingdom — 1.03%
Barclays 4.973% 5/31/36 μ, ■	EUR	1,200,000	1,429,364
Howden UK Refinance 144A 7.25% 2/15/31 #		739,000	716,408
HSBC Holdings 4.711% 5/12/30 μ		560,000	557,696
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United Kingdom (continued)
National Grid 0.25% 9/1/28 ■	EUR	1,200,000	$ 1,294,321
			3,997,789
United States — 25.62%
Abbott Laboratories
4.30% 3/15/33		500,000	485,119
4.65% 3/15/36		1,020,000	990,811
AEP Texas 5.40% 6/1/33		180,000	183,243
Amazon.com
4.875% 3/13/36		355,000	349,597
5.80% 3/13/56		390,000	387,784
Amgen 4.85% 2/19/36		505,000	494,925
Apollo Debt Solutions 6.70% 7/29/31		1,010,000	1,030,062
Apollo Global Management 5.15% 8/12/35		240,000	233,359
Ares Capital 5.10% 1/15/31		770,000	745,186
AT&T 6.00% 4/30/56		1,210,000	1,170,210
Athene Holding 6.875% 6/28/55 μ		235,000	225,761
Bank of America
0.654% 10/26/31 μ, ■	EUR	2,000,000	2,042,380
1.662% 4/25/28 μ, ■	EUR	1,700,000	1,925,517
3.648% 3/31/29 μ, ■	EUR	1,500,000	1,732,157
5.518% 10/25/35 μ		690,000	693,449
6.204% 11/10/28 μ		1,155,000	1,179,447
6.25% 7/26/30 μ, ψ		270,000	273,391
6.625% 5/1/30 μ, ψ		350,000	361,012
Bath & Body Works 6.875% 11/1/35		1,003,000	1,027,757
Beacon Point 144A 6.129% 11/30/42 #		650,000	655,844
Black Hills 4.55% 1/31/31		335,000	330,056
Blackstone Private Credit Fund
5.35% 3/12/31		295,000	283,758
5.60% 11/22/29		340,000	335,560
Blue Owl Credit Income 6.60% 9/15/29		649,000	653,465
Boeing 6.259% 5/1/27		55,000	55,740
Broadcom 4.20% 10/15/30		130,000	127,462
Bunge Limited Finance 4.20% 9/17/29		650,000	642,392
Caesars Entertainment 144A 7.00% 2/15/30 #		495,000	498,141
Carrier Global 4.50% 11/29/32	EUR	900,000	1,086,533
NQ- IV054 [0626] 0826 (5831246)    3

Schedule of investments
Nomura Global Bond Fund
	Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Celanese US Holdings
6.50% 4/15/30	27,000	$ 27,535
6.75% 4/15/33	228,000	232,385
Charles Schwab 5.493% 5/21/37 μ	410,000	415,689
Chpe
144A 5.10% 6/30/33 #	370,000	369,134
144A 5.35% 6/30/36 #	420,000	418,839
Citigroup
6.875% 8/15/30 μ, ψ	315,000	322,772
7.00% 8/15/34 μ, ψ	315,000	328,697
Cleveland-Cliffs 144A 7.00% 3/15/32 #	495,000	491,706
CrossCountry Intermediate HoldCo 144A 6.50% 10/1/30 #	914,000	902,010
CVS Health 5.05% 3/25/48	185,000	163,508
Cyprium 144A 6.125% 4/15/31 #	1,039,000	1,041,552
DaVita 144A 6.75% 7/15/33 #	292,000	301,474
Duke Energy Florida 4.20% 12/1/30	350,000	344,137
Ecolab 4.80% 6/15/31	4,880,000	4,903,269
Eli Lilly & Co.
4.55% 10/15/32	385,000	382,858
5.60% 5/20/56	1,025,000	1,030,205
Energy Transfer
6.30% 1/15/56	290,000	291,157
6.50% 2/15/56 μ	860,000	867,643
Entegris 144A 4.75% 4/15/29 #	1,795,000	1,774,885
ERAC USA Finance 144A 4.60% 5/1/28 #	130,000	130,184
FedEx 3.25% 5/15/41	535,000	419,953
Fedex Freight Holding
144A 4.95% 3/15/33 #	455,000	445,947
144A 5.25% 3/15/36 #	355,000	345,905
Ford Motor Credit
6.798% 11/7/28	200,000	206,525
6.80% 5/12/28	475,000	488,752
Foundry JV Holdco 144A 6.10% 1/25/36 #	550,000	580,439
General Motors Financial 5.75% 2/8/31	955,000	984,965
Gilead Sciences 4.60% 5/20/31	500,000	498,528
Global Medical Response 144A 7.375% 10/1/32 #	333,000	345,288
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Goldman Sachs Bank USA 4.656% 6/3/29 μ		520,000	$ 520,404
Goldman Sachs Group
3.50% 1/23/33 μ, ■	EUR	2,000,000	2,279,080
4.369% 10/21/31 μ		215,000	210,323
4.972% 6/3/32 μ		680,000	679,755
5.065% 1/21/37 μ		1,070,000	1,045,086
5.094% 4/20/34 μ		400,000	398,509
5.218% 4/23/31 μ		695,000	702,049
HCA 5.30% 5/15/36		515,000	511,799
Herc Holdings
144A 7.00% 6/15/30 #		100,000	103,625
144A 7.25% 6/15/33 #		75,000	78,244
Hertz 144A 12.625% 7/15/29 #		15,000	12,221
Hilcorp Energy I
144A 6.00% 2/1/31 #		260,000	251,994
144A 6.25% 4/15/32 #		250,000	242,149
Honeywell Aerospace 144A 4.95% 3/16/36 #		735,000	724,053
Hubbell 4.65% 6/15/31		1,855,000	1,848,073
JBS
3.625% 1/15/32		2,865,000	2,656,616
144A 5.625% 3/10/37 #		505,000	503,210
Jefferies Financial Group
5.125% 4/28/31		385,000	380,156
6.20% 4/14/34		345,000	353,219
JPMorgan Chase & Co.
1.638% 5/18/28 μ, ■	EUR	1,100,000	1,244,047
4.457% 11/13/31 μ, ■	EUR	2,000,000	2,388,602
4.622% 4/23/32 μ		830,000	820,604
5.193% 2/5/37 μ		1,805,000	1,775,891
5.571% 4/22/28 μ		500,000	504,238
6.10% 7/1/31 μ, ψ		590,000	597,649
6.254% 10/23/34 μ		213,000	228,053
Leidos
5.00% 3/15/36		640,000	616,677
5.40% 3/15/32		275,000	278,636
LYB International Finance III 5.875% 1/15/36		1,070,000	1,073,329
Medline Borrower
144A 5.00% 6/15/31 #		745,000	741,863
144A 5.25% 6/15/33 #		440,000	437,654
Merck & Co.
3.85% 3/15/29		275,000	271,685
5.20% 5/22/36		610,000	617,798
Meta Platforms
5.625% 11/15/55		385,000	349,107

4    NQ- IV054 [0626] 0826 (5831246)

		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Meta Platforms
6.30% 5/15/56		495,000	$ 493,061
Midcontinent Communications 144A 8.00% 8/15/32 #		515,000	451,912
Morgan Stanley
0.406% 10/29/27 μ	EUR	1,000,000	1,134,588
2.95% 5/7/32 μ	EUR	2,300,000	2,566,098
4.809% 4/16/32 μ		595,000	590,500
5.296% 4/10/37 μ		500,000	497,704
5.90% 3/13/47 μ		490,000	495,538
6.296% 10/18/28 μ		3,151,000	3,218,443
6.407% 11/1/29 μ		378,000	391,365
Novartis Capital
4.40% 3/18/31		395,000	392,201
5.70% 3/18/56		280,000	285,527
NVIDIA 5.55% 6/15/46		455,000	451,890
Olin 144A 6.625% 4/1/33 #		1,039,000	1,027,226
OneMain Finance 7.125% 9/15/32		485,000	493,771
Oracle
4.70% 9/27/34		150,000	137,497
5.70% 2/4/36		1,740,000	1,685,723
6.00% 8/3/55		155,000	132,074
6.70% 2/4/56		140,000	131,851
PennyMac Financial Services 144A 6.875% 5/15/32 #		470,000	460,361
Pfizer 4.20% 11/15/30		245,000	241,907
Philip Morris International 4.875% 4/29/36		390,000	381,948
PNC Financial Services Group 5.423% 1/25/41 μ		305,000	299,822
QTS Fayetteville I Dc1-2 144A 5.70% 4/15/36 #		335,000	318,637
QXO Building Products 144A 6.75% 4/30/32 #		115,000	118,816
Resideo Funding 144A 6.50% 7/15/32 #		190,000	191,187
Royal Caribbean Cruises 4.75% 5/15/33		595,000	579,365
San Diego Gas & Electric 5.20% 3/15/36		200,000	199,127
Schlumberger Investment
4.80% 5/7/33		135,000	134,306
5.15% 5/7/36		390,000	388,408
Simon Property Group 2.65% 2/1/32		270,000	241,245
		Principal amount°	Value (US $)

Corporate BondsΔ (continued)
United States (continued)
Space Exploration Technologies
144A 5.35% 7/15/31 #		1,160,000	$ 1,157,276
144A 5.65% 7/15/33 #		1,445,000	1,436,803
144A 5.875% 7/15/36 #		940,000	928,094
Sprint Capital 6.875% 11/15/28		1,390,000	1,456,431
Standard Building Solutions 144A 6.25% 8/1/33 #		131,000	130,205
Sumisho Air Lease
144A 4.85% 3/24/31 #		315,000	311,796
144A 5.50% 3/24/36 #		150,000	149,492
Time Warner Cable 6.55% 5/1/37		1,195,000	1,185,198
TPG Operating Group II 4.875% 5/15/31		395,000	389,816
Union Electric 4.80% 3/15/36		225,000	218,989
US Bancorp
4.653% 2/1/29 μ		492,000	492,431
5.046% 2/12/31 μ		525,000	530,103
6.787% 10/26/27 μ		250,000	251,848
Valero Energy 5.15% 3/10/36		1,510,000	1,486,960
Venture Global Calcasieu Pass 144A 3.875% 11/1/33 #		560,000	499,477
Verizon Communications 6.20% 5/14/56 μ		390,000	394,426
Vistra Operations
144A 4.70% 1/31/31 #		330,000	323,864
144A 5.55% 4/30/36 #		285,000	283,707
Wells Fargo & Co.
2.766% 7/23/29 μ, ■	EUR	2,000,000	2,266,910
4.844% 5/20/32 μ		635,000	632,989
4.892% 9/15/36 μ		395,000	385,507
4.96% 1/23/37 μ		155,000	151,380
6.491% 10/23/34 μ		1,165,000	1,257,877
Western Midstream Operating 5.50% 12/15/35		325,000	321,707
			99,477,841
Uzbekistan — 0.11%
Navoi Mining & Metallurgical 6.95% 10/17/31 ■		411,000	433,347
			433,347
Total Corporate Bonds (cost $141,930,314)			142,555,390

NQ- IV054 [0626] 0826 (5831246)    5

Schedule of investments
Nomura Global Bond Fund
		Principal amount°	Value (US $)

Government Agency Obligations — 1.51%Δ
France — 0.30%
Electricite de France
4.125% 6/17/31 ■	EUR	700,000	$ 826,703
4.25% 1/25/32 ■	EUR	300,000	357,380
			1,184,083
Georgia — 0.26%
Georgian Railway JSC 4.00% 6/17/28 ■		1,045,000	1,003,345
			1,003,345
Indonesia — 0.22%
Hutama Karya Persero 3.75% 5/11/30 ■		885,000	843,082
			843,082
Kazakhstan — 0.11%
Kazakhstan Temir Zholy National JSC 144A 5.25% 4/29/36 #		445,000	431,908
			431,908
Norway — 0.07%
Equinor
4.50% 9/3/30		95,000	94,774
4.75% 11/14/35		195,000	190,024
			284,798
Oman — 0.22%
Mazoon Assets 144A 5.25% 10/9/31 #		850,000	855,072
			855,072
Panama — 0.11%
Banco Nacional de Panama 144A 2.50% 8/11/30 #		485,000	433,725
			433,725
Serbia — 0.22%
Telecommunications Telekom Srbija AD Belgrade 144A 7.00% 10/28/29 #		845,000	845,666
			845,666
Total Government Agency Obligations (cost $5,814,743)			5,881,679

Non-Agency Collateralized Mortgage Obligations — 0.70%
Connecticut Avenue Securities Trust Series 2026-R03 2M2 144A 5.178% (SOFR + 1.55%) 4/25/46 #, •		540,000	541,914
		Principal amount°	Value (US $)

Non-Agency Collateralized Mortgage Obligations (continued)
Freddie Mac Structured Agency Credit Risk REMIC Trust
Series 2026-HQA1 M2 144A 5.128% (SOFR + 1.50%) 5/25/46 #, •		300,000	$ 299,962
Series 2026-DNA2 M2 144A 5.228% (SOFR + 1.60%) 3/25/46 #, •		590,000	591,387
Series 2026-DNA2 B1 144A 5.728% (SOFR + 2.10%) 3/25/46 #, •		1,250,000	1,268,511
Total Non-Agency Collateralized Mortgage Obligations (cost $2,682,348)			2,701,774

Sovereign Bonds — 26.00%Δ
Angola — 0.06%
Angolan Government International Bond 9.125% 11/26/49 ■		231,000	216,857
			216,857
Armenia — 0.10%
Republic of Armenia International Bond 3.60% 2/2/31 ■		440,000	405,955
			405,955
Austria — 0.70%
Republic of Austria Government Bonds
144A 3.15% 6/20/44 #	EUR	1,060,000	1,151,652
144A 3.15% 10/20/53 #	EUR	1,490,000	1,547,726
			2,699,378
Belgium — 0.08%
Kingdom of Belgium Government Bond 144A 3.45% 6/22/42 #	EUR	270,000	291,411
			291,411
Benin — 0.16%
Benin Government International Bond 144A 7.96% 2/13/38 #		570,000	606,557
			606,557

6    NQ- IV054 [0626] 0826 (5831246)

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Bolivia — 0.21%
Bolivian Government International Bond 144A 9.45% 5/14/31 #		804,000	$ 824,703
			824,703
Brazil — 0.30%
Brazilian Government International Bonds
4.75% 1/14/50		406,000	301,252
7.25% 1/12/56		850,000	855,737
			1,156,989
Chile — 0.16%
Chile Government International Bond 2.55% 1/27/32		713,000	635,283
			635,283
Colombia — 0.19%
Colombia Government International Bonds
6.50% 1/21/33		280,000	284,760
7.50% 2/2/34		405,000	433,350
			718,110
Dominican Republic — 0.34%
Dominican Republic International Bond 144A 4.875% 9/23/32 #		1,375,000	1,308,794
			1,308,794
Egypt — 0.26%
Egypt Government International Bonds
5.875% 2/16/31 ■		823,000	804,048
7.30% 9/30/33 ■		221,000	221,024
			1,025,072
Finland — 1.19%
Finland Government Bonds
144A 3.00% 9/15/33 #	EUR	1,600,000	1,834,652
144A 3.00% 9/15/35 #	EUR	2,451,000	2,772,206
			4,606,858
France — 0.63%
French Republic Government Bond 144A 3.00% 5/25/54 #	EUR	2,760,000	2,447,715
			2,447,715
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Germany — 0.99%
Bundesrepublik Deutschland Bundesanleihe 2.60% 8/15/35 ■	EUR	3,420,000	$ 3,835,413
			3,835,413
Guatemala — 0.18%
Guatemala Government Bond 144A 6.55% 2/6/37 #		648,000	693,347
			693,347
Honduras — 0.13%
Honduras Government International Bond 144A 8.625% 11/27/34 #		450,000	522,176
			522,176
Hungary — 0.22%
Hungary Government Bonds
6.25% 9/23/37	HUF	111,770,000	394,541
6.75% 7/23/31	HUF	136,700,000	471,786
			866,327
Indonesia — 0.11%
Indonesia Treasury Bond 5.875% 3/15/31	IDR	8,314,000,000	443,248
			443,248
Ireland — 0.59%
Ireland Government Bond 0.55% 4/22/41 ■	EUR	2,930,000	2,273,390
			2,273,390
Italy — 1.68%
Italy Buoni Poliennali Del Tesoro
3.45% 7/15/27 ■	EUR	2,200,000	2,535,019
144A 4.30% 10/1/54 #	EUR	3,520,000	3,980,618
			6,515,637
Ivory Coast — 0.38%
Ivory Coast Government International Bonds
144A 6.125% 6/15/33 #		1,037,000	1,030,719
144A 8.075% 4/1/36 #		395,000	432,831
			1,463,550
Japan — 4.19%
Japan Government Thirty Year Bonds
0.40% 3/20/50	JPY	1,713,250,000	4,979,325
1.20% 6/20/53	JPY	203,000,000	689,940
NQ- IV054 [0626] 0826 (5831246)    7

Schedule of investments
Nomura Global Bond Fund
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Japan (continued)
Japan Government Thirty Year Bonds
2.40% 3/20/55	JPY	351,200,000	$ 1,608,172
2.50% 9/20/37	JPY	1,508,250,000	8,972,787
			16,250,224
Jordan — 0.11%
Jordan Government International Bond 144A 5.75% 11/12/32 #		435,000	429,990
			429,990
Mexico — 0.48%
Mexican Bonos 7.75% 5/29/31	MXN	11,548,600	642,023
Mexico Government International Bonds
5.375% 3/22/33		400,000	392,220
6.125% 2/9/38		850,000	834,913
			1,869,156
Mongolia — 0.07%
Development Bank of Mongolia 144A 6.90% 7/2/31 #		285,000	282,600
			282,600
Montenegro — 0.07%
Montenegro Government International Bond 144A 4.875% 4/1/32 #	EUR	250,000	290,396
			290,396
Morocco — 0.11%
Morocco Government International Bond 4.00% 12/15/50 ■		600,000	433,514
			433,514
Netherlands — 1.44%
Netherlands Government Bond 144A 2.50% 7/15/35 #	EUR	5,073,000	5,607,151
			5,607,151
New Zealand — 2.74%
New Zealand Government Bonds
1.50% 5/15/31	NZD	2,500,000	1,273,619
4.50% 5/15/35	NZD	16,190,000	9,353,629
			10,627,248
		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
Nigeria — 0.22%
Nigeria Government International Bond 7.375% 9/28/33 ■		849,000	$ 857,664
			857,664
Panama — 0.10%
Panama Government International Bond 5.662% 2/23/38		400,000	399,600
			399,600
Paraguay — 0.27%
Paraguay Government International Bonds
144A 2.739% 1/29/33 #		482,000	428,339
5.40% 3/30/50 ■		660,000	612,929
			1,041,268
Peru — 0.11%
Peru Government Bond 144A 6.85% 8/12/35 #	PEN	1,384,000	425,435
			425,435
Philippines — 0.22%
Philippine Government International Bond 5.00% 1/13/37		883,000	864,843
			864,843
Poland — 0.21%
Bank Gospodarstwa Krajowego 144A 5.75% 7/9/34 #		800,000	832,052
			832,052
Romania — 0.43%
Romanian Government International Bonds
3.375% 1/28/50 ■	EUR	297,000	223,435
144A 6.00% 9/24/44 #	EUR	357,000	398,713
6.625% 5/16/36 ■		400,000	409,060
7.125% 1/17/33 ■		400,000	425,079
7.50% 2/10/37 ■		202,000	218,552
			1,674,839
Serbia — 0.17%
Serbia International Bond 144A 6.00% 6/12/34 #		625,000	641,105
			641,105
South Africa — 0.35%
Republic of South Africa Government Bond 8.25% 3/31/32	ZAR	6,487,688	400,560

8    NQ- IV054 [0626] 0826 (5831246)

		Principal amount°	Value (US $)

Sovereign BondsΔ (continued)
South Africa (continued)
Republic of South Africa Government International Bonds
5.65% 9/27/47		500,000	$ 424,489
144A 7.95% 11/19/54 #		500,000	540,919
			1,365,968
Spain — 3.25%
Spain Government Bonds
144A 1.90% 10/31/52 #	EUR	1,665,000	1,263,646
144A 3.15% 4/30/35 #	EUR	6,268,000	7,131,876
144A 3.25% 4/30/34 #	EUR	3,669,000	4,229,790
			12,625,312
United Kingdom — 2.74%
United Kingdom Gilt
0.50% 10/22/61 ■	GBP	6,930,000	2,200,703
4.375% 7/31/54 ■	GBP	2,790,000	3,108,333
4.50% 12/7/42 ■	GBP	3,000	3,650
4.75% 10/22/35 ■	GBP	4,025,000	5,333,898
			10,646,584
Uruguay — 0.06%
Uruguay Government International Bond 8.25% 5/21/31	UYU	8,230,000	213,961
			213,961
Total Sovereign Bonds (cost $106,633,695)			100,935,680

Supranational Banks — 9.23%
Africa Finance 144A 5.55% 10/8/29 #		350,000	354,236
European Bank for Reconstruction & Development 2.75% 4/27/32	CNY	7,875,000	1,230,712
International Bank for Reconstruction & Development
2.50% 8/2/33	CNY	35,000,000	5,382,596
2.72% 8/16/34	CNH	75,000,000	11,822,382
2.75% 7/26/34	CNH	100,000,000	15,623,042
14.75% 7/14/27	KZT	300,000,000	623,183
International Finance
9.406% 10/7/41 ^	MXN	16,700,000	234,865
12.149% 8/16/28 ^	COP	2,060,000,000	442,172
14.75% 11/19/27	KZT	70,000,000	143,857
Total Supranational Banks (cost $34,267,385)			35,857,045

	Principal amount°	Value (US $)

US Treasury Obligations — 8.83%
US Treasury Bond 4.75% 5/15/55	5,345,000	$ 5,185,694
US Treasury Notes
4.125% 5/31/31	19,455,000	19,386,604
4.25% 3/31/33	8,600,000	8,574,469
4.375% 5/15/36	1,130,000	1,124,085
Total US Treasury Obligations (cost $34,480,395)		34,270,852
	Number of shares
Common Stock — 0.02%Δ
United States — 0.02%
MNSN Holdings =, †	1,112	88,034
Total Common Stock (cost $8,340)		88,034

Preferred Stock — 0.15%Δ
United States — 0.15%
SVB Financial Trust 11/7/32 †	1,268	583,280
Total Preferred Stock (cost $568,696)		583,280

Short-Term Investments — 0.88%
Money Market Mutual Funds — 0.88%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 3.54%)	858,211	858,211
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 3.53%)	858,211	858,211
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 3.59%)	858,210	858,210
NQ- IV054 [0626] 0826 (5831246)    9

Schedule of investments
Nomura Global Bond Fund
	Number ofshares	Value (US $)
Short-Term Investments (continued)
Money Market Mutual Funds (continued)
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 3.56%)	858,210	$ 858,210
Total Short-Term Investments (cost $3,432,842)		3,432,842

Total Value of Securities—96.24% (cost $377,735,764)		373,657,665
Receivables and Other Assets Net of Liabilities — 3.76%★		14,578,314
Net Assets Applicable to 42,092,062 Shares Outstanding — 100.00%		$388,235,979
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
Δ	Securities have been classified by country of risk.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2026, the aggregate value of Rule 144A securities was $84,496,821, which represents 21.76% of the Fund’s net assets.
μ	Fixed to variable rate investment. The rate shown reflects the fixed rate in effect at June 30, 2026. Rate will reset at a future date.
■	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933, as amended.
ψ	Perpetual security. Maturity date represents next call date.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at June 30, 2026. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
=	The value of this security was determined using significant unobservable inputs and is reported as a Level 3 security.
†	Non-income producing security.
★	Includes $2,125,131 cash collateral held at broker for futures contracts as of June 30, 2026.

The following forward foreign currency exchange contracts and futures contracts were outstanding at June 30, 2026:
Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
JPMCB	CLP	404,089,660	USD	(442,000)	8/28/26	$—	$(3,296)
JPMCB	CNH	(229,959,563)	USD	34,032,604	8/28/26	30,080	—
JPMCB	COP	425,674,851	USD	(110,795)	8/21/26	12,191	—
JPMCB	COP	(425,674,851)	USD	114,831	8/21/26	—	(8,155)
JPMCB	EGP	13,676,750	USD	(227,000)	4/29/27	20,316	—
JPMCB	EUR	(69,196,659)	USD	81,854,603	8/21/26	2,614,157	—
JPMCB	EUR	(1,793,332)	USD	2,097,248	8/28/26	43,009	—
JPMCB	EUR	238,008	USD	(278,065)	8/28/26	—	(5,430)
JPMCB	KRW	684,320,100	USD	(446,000)	8/28/26	—	(3,258)
JPMCB	PEN	381,931	USD	(110,000)	7/31/26	1,613	—
JPMCB	PEN	(381,931)	USD	110,769	7/31/26	—	(845)
Morgan Stanley	NOK	7,500,000	USD	(812,801)	8/21/26	—	(55,670)
Morgan Stanley	NZD	(18,450,000)	USD	11,028,211	8/21/26	530,450	—
TD	AUD	753,082	USD	(544,200)	8/21/26	—	(23,311)
TD	CAD	(150,000)	USD	109,945	8/21/26	3,930	—
TD	EUR	549,707	USD	(642,889)	8/28/26	—	(13,207)
TD	GBP	(7,421,000)	USD	10,098,653	8/21/26	255,266	—
10    NQ- IV054 [0626] 0826 (5831246)

Forward Foreign Currency Exchange Contracts
Counterparty	Currency to Receive (Deliver)		In Exchange For		Settlement Date	Unrealized Appreciation	Unrealized Depreciation
TD	JPY	(2,747,890,000)	USD	17,700,839	8/21/26	$728,044	$—
Total Forward Foreign Currency Exchange Contracts						$4,239,056	$(113,172)
Futures Contracts Exchange-Traded
Contracts to Buy (Sell)	Notional Amount	Notional Cost (Proceeds)	Expiration Date	Value/ Unrealized Appreciation	Value/ Unrealized Depreciation	Variation Margin Due from (Due to) Brokers
Long Contracts:
Australian 3 yr Treasury Bonds
86	$6,227,747	$6,184,486	9/15/26	$43,261	$—	$3,390
Australian 10 yr Treasury Bonds
30	2,280,964	2,244,041	9/15/26	36,923	—	4,313
Canadian Treasury 10 yr Bonds
247	21,092,311	20,890,827	9/18/26	201,484	—	—
Euro-OAT
55	7,539,903	7,506,718	9/8/26	33,185	—	(8,762)
Euro-Bobl
526	69,344,257	69,026,889	9/8/26	317,368	—	(11,971)
US Treasury 5 yr Notes
99	10,597,640	10,561,137	9/30/26	36,503	—	(18,563)
US Treasury Long Bonds
58	6,583,000	6,420,864	9/21/26	162,136	—	(38,063)
				122,834,962		830,860	—	(69,656)
Short Contracts:
E-mini Japanese Treasury 10 yr Bonds
(4)	(314,327)	(313,188)	9/11/26	—	(1,139)	591
Euro-Bund
(197)	(28,663,241)	(28,383,690)	9/8/26	—	(279,551)	15,692
Euro-Buxl
(17)	(2,160,360)	(2,116,971)	9/8/26	—	(43,389)	4,256
Japanese Treasury 10 yr Bonds
(6)	(4,714,905)	(4,703,269)	9/14/26	—	(11,636)	9,594
Long 10 yr Gilt
(21)	(2,484,985)	(2,458,760)	9/28/26	—	(26,225)	12,548
US Treasury 2 yr Notes
(101)	(20,819,414)	(20,840,503)	9/30/26	21,089	—	4,031
US Treasury 10 yr Notes
(154)	(16,923,156)	(16,785,612)	9/21/26	—	(137,544)	45,718
US Treasury 10 yr Ultra Notes
(351)	(39,476,531)	(39,177,577)	9/21/26	—	(298,954)	28,050
US Treasury Ultra Bonds
(3)	(348,469)	(350,898)	9/21/26	2,429	—	2,250
				(115,130,468)		23,518	(798,438)	122,730
Total Futures Contracts		$7,704,494		$854,378	$(798,438)	$53,074
NQ- IV054 [0626] 0826 (5831246)    11

Schedule of investments
Nomura Global Bond Fund
The use of forward foreign currency exchange contracts and futures contracts involves elements of market risk and risks in excess of the amounts disclosed in the schedule of investments. The forward foreign currency exchange contracts and notional amounts presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) and variation margin are reflected in the Fund’s net assets.
Summary of abbreviations:
AD – Akcionarsko Drustvo
DAC – Designated Activity Company
GNMA – Government National Mortgage Association
JPMCB – JPMorgan Chase Bank
JSC – Joint Stock Company
OAT – Obligations Assimilables du Trésor
PJSC – Private Joint Stock Company
REMIC – Real Estate Mortgage Investment Conduit
S.F. – Single Family
SOFR – Secured Overnight Financing Rate
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
TAS – Turk Anonim Sirketi
TD – TD Bank
yr – Year
Summary of currencies:
AUD – Australian Dollar
CAD – Canadian Dollar
CLP – Chilean Peso
Summary of currencies: (continued)
CNH – Chinese Yuan Renminbi
CNY – China Yuan Renminbi
COP – Colombian Peso
EGP – Egypt Pound
EUR – European Monetary Unit
GBP – British Pound Sterling
HUF – Hungarian Forint
IDR – Indonesian Rupiah
JPY – Japanese Yen
KRW – South Korean Won
KZT – Kazakhstani Tenge
MXN – Mexican Peso
NOK – Norwegian Krone
NZD – New Zealand Dollar
PEN – Peruvian Sol
USD – US Dollar
UYU – Uruguayan Peso
ZAR – South African Rand

12    NQ- IV054 [0626] 0826 (5831246)